CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss) income	$ (38,187,000)	$ (222,228,000)	$ (47,368,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	112,661,000	105,903,000	91,822,000
Amortization of debt issuance costs	3,976,000	4,309,000	3,836,000
Deferred Purchase Price Obligation expense	55,854,000	0	0
Unit-based and noncash compensation	7,985,000	7,017,000	5,841,000
Loss from equity method investees	30,344,000	6,563,000	16,712,000
Distributions from equity method investees	44,991,000	34,641,000	2,992,000
Loss (gain) on asset sales, net	93,000	(172,000)	442,000
Long-lived asset impairment	1,764,000	9,305,000	5,505,000
Goodwill impairment	0	248,851,000	54,199,000
Write-off of debt issuance costs	0	727,000	1,554,000
Purchase accounting adjustment	0	0	(1,185,000)
Changes in operating assets and liabilities:
Accounts receivable	(7,783,000)	3,328,000	(21,503,000)
Insurance receivable	0	25,000,000	(25,000,000)
Trade accounts payable	2,001,000	(1,450,000)	(420,000)
Accrued expenses	4,613,000	(1,967,000)	509,000
Due to affiliate	(891,000)	1,377,000	(883,000)
Change in deferred revenue	11,302,000	(11,453,000)	26,378,000
Ad valorem taxes payable	317,000	1,092,000	804,000
Accrued interest	0	(1,375,000)	6,714,000
Accrued environmental remediation, net	(4,211,000)	(16,336,000)	30,000,000
Other, net	5,666,000	(1,757,000)	2,004,000
Net cash provided by operating activities	230,495,000	191,375,000	152,953,000
Cash flows from investing activities:
Capital expenditures	(142,719,000)	(272,225,000)	(343,380,000)
Initial contribution to Ohio Gathering	0	0	(8,360,000)
Option Exercise	0	0	(382,385,000)
Acquisition of gathering systems	0	0	(10,872,000)
Acquisitions of gathering systems from affiliate, net of acquired cash	(359,431,000)	(288,618,000)	(305,000,000)
Other, net	(394,000)	323,000	325,000
Net cash used in investing activities	(534,126,000)	(646,720,000)	(1,384,803,000)
Cash flows from financing activities:
Distributions to unitholders	(167,504,000)	(152,074,000)	(122,224,000)
Borrowings under Revolving Credit Facility	520,300,000	367,000,000	294,295,000
Repayments under Revolving Credit Facility	(204,300,000)	(151,000,000)	(430,295,000)
Borrowings under term loan	0	0	400,000,000
Repayments under term loan	0	(182,500,000)	(100,000,000)
Debt issuance costs	(3,032,000)	(412,000)	(8,323,000)
Proceeds from issuance of common units, net	125,233,000	221,977,000	197,806,000
Contribution from General Partner	2,702,000	4,737,000	4,235,000
Cash advance from Summit Investments to contributed subsidiaries, net	12,214,000	320,527,000	674,383,000
Expenses paid by Summit Investments on behalf of contributed subsidiaries	4,821,000	22,879,000	24,884,000
Issuance of senior notes	0	0	300,000,000
Repurchase of equity-based compensation awards	0	0	(228,000)
Other, net	(1,168,000)	(1,807,000)	(656,000)
Net cash provided by financing activities	289,266,000	449,327,000	1,233,877,000
Net change in cash and cash equivalents	(14,365,000)	(6,018,000)	2,027,000
Cash and cash equivalents, beginning of period	21,793,000	27,811,000	25,784,000
Cash and cash equivalents, end of period	7,428,000	21,793,000	27,811,000
Supplemental cash flow disclosures:
Cash interest paid	63,000,000	59,302,000	38,453,000
Less capitalized interest	(3,709,000)	(3,372,000)	(4,646,000)
Interest paid (net of capitalized interest)	59,291,000	55,930,000	33,807,000
Cash paid for taxes	0	0	0
Less capitalized interest	3,709,000	3,372,000	4,646,000
Noncash investing and financing activities:
Capital expenditures in trade accounts payable (period-end accruals)	8,422,000	34,977,000	31,110,000
Issuance of Deferred Purchase Price Obligation to affiliate to partially fund the 2016 Drop Down	507,427,000	0	0
Excess of acquired carrying value over consideration paid and recognized for 2016 Drop Down Assets	247,997,000	0	0
Distribution of debt related to Carve-Out Financial Statements of Summit Investments	342,926,000	0	0
Excess of acquired carrying value over consideration paid for Polar and Divide	0	130,367,000	0
Capitalized interest allocated to contributed subsidiaries from Summit Investments	223,000	1,079,000	1,310,000
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	0	0	597,000
Excess of consideration paid over acquired carrying value of Red Rock Gathering	0	0	(66,124,000)
Assets contributed to Red Rock Gathering from Summit Investments	0	0	4,233,000
OGC
Cash flows from investing activities:
Contributions to equity method investees	0	0	(190,000,000)
Other Equity Method Investments
Cash flows from investing activities:
Contributions to equity method investees	$ (31,582,000)	$ (86,200,000)	$ (145,131,000)